Condensed Consolidated Statements of Cash Flows (Unaudited) 2 - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (288,322)	$ (999,403)	$ (11,909,903)	$ (5,065,781)
Adjustments to reconcile net loss to cash used for operating activities:
Depreciation	13,242	11,220	43,794	54,649
Impairment of goodwill			2,387,193	0
Reversal of earnout payable – Swivel acquisition			(500,000)	0
Amortization of intangible assets and write-off	81,237	54,231	298,113	216,069
Amortization of resalable software license rights			48,752	10,130
Amortization of note discount			1,147,456	0
Loss on foreign currency	15,000	0	0	50,000
Reserve for investment security			452,821	60,000
Reserve for inventory			400,000	0
Reserve for note receivable			186,000	100,000
Allowance for doubtful account	50,000	0	360,000	200,000
Amortization of debt discount			0	18,000
Amortization of capitalized contract costs	37,529	35,658	106,624	110,681
Share based and warrant compensation for employees and consultants	59,373	87,677	311,864	289,179
Stock based fees to directors	12,002	22,020	76,043	25,536
Bad debt expense	0	25,111	130,111	0
Change in fair value of convertible note	(141,991)	(0)	396,203	(0)
Deferred income tax benefit			(20,434)	0
Amortization of operating lease right-of-use assets	66,132	51,587	155,353	233,225
Allowance for doubtful accounts	(50,000)	(0)	(360,000)	(200,000)
Change in operating assets and liabilities:
Accounts receivable	(1,798,881)	(904,930)	(339,383)	(672,577)
Due from factor	(33,000)	(2,350)	0	10,953
Capitalized contract costs	(8,739)	(66,435)	(131,969)	(194,378)
Inventory	6,554	(15,812)	106,291	(4,609,713)
Prepaid expenses and other	2,219	(124,616)	(46,655)	(14,534)
Accounts payable	88,040	175,341	239,144	183,614
Accrued liabilities	(135,417)	45,669	167,614	320,510
Deferred revenue	178,755	220,874	(120,078)	(69,681)
Operating lease liabilities	(67,544)	(52,722)	(173,988)	(234,310)
Net cash used for operating activities	(1,928,811)	(1,434,375)	(6,229,034)	(8,978,428)
Resalable software license rights	(0)	(2,505)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Swivel Secure, net of cash acquired of $729,905	0	(543,578)	(623,578)	0
Receipt of cash from note receivable	0	3,000	9,000	0
Capital expenditures	(0)	4,459	82,040	42,024
Net cash used for investing activities	0	(545,037)	(696,618)	(42,024)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of convertible notes, net of OID			2,002,000	0
Costs incurred for issuance of convertible note			(155,140)	0
Proceeds from Employee Stock Purchase Plan			56,380	36,630
Repayment of note payable - PistolStar			0	(250,000)
Legal fees			0	(5,228)
Net cash (used in) provided by financing activities	(34,289)	0	1,903,240	(218,598)
Effect of exchange rate changes	49,913	26,487	(96,112)	0
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,913,187)	(1,952,925)	(5,118,524)	(9,239,050)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	2,635,522	7,754,046	7,754,046	16,993,096
CASH AND CASH EQUIVALENTS, END OF YEAR	722,335	5,801,121	2,635,522	7,754,046
Repayment of government loan	(34,289)	0
Cash paid for:
Taxes			25,682	0
Interest	56,919	0	10,462	0
Noncash investing and financing activities:
Accounts receivable acquired from Swivel Secure	0	702,886	702,886	0
Equipment acquired from Swivel Secure	0	65,640	65,640	0
Other assets acquired from Swivel Secure	0	20,708	20,708	0
Intangible assets acquired from Swivel Secure	0	1,379,589	762,860	0
Goodwill resulting from the acquisition from Swivel Secure	0	450,643	1,258,087	0
Accounts payable and accrued expenses acquired from Swivel Secure	0	431,884	431,884	0
Government loan acquired from Swivel Secure	0	544,000	544,000	0
Deferred tax liability from the acquisition of Swivel Secure			190,715	0
Common stock issued for acquisition of Swivel Secure	$ 0	$ 600,004	600,004	0
Common stock issued for acquisition of note payable			700,000	0
Issuance of warrant in conjunction with note payable			94,316	0
Operating lease right-of-use asset and liability for new lease			$ 105,893	$ 0